Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment
Schedule of movement in the net book values of property, plant and equipment

		IT	Lab	Leasehold
In CHF thousands	Furniture	equipment	equipment	improvements	Total
Acquisition cost:
Balance at December 31, 2025	334	2,545	10,935	1,890	15,704
Additions	—	70	406	5	481
Balance at June 30, 2026	334	2,615	11,341	1,895	16,186

Accumulated depreciation:
Balance at December 31, 2025	(290)	(2,277)	(9,754)	(1,395)	(13,715)
Depreciation expense	(10)	(93)	(310)	(138)	(551)
Balance at June 30, 2026	(300)	(2,370)	(10,064)	(1,533)	(14,267)

Carrying amount:
December 31, 2025	44	269	1,182	495	1,989
June 30, 2026	34	246	1,277	362	1,919